Basis of Presentation and Summary of Significant Accounting Policies - Deferred Offering Costs (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Nov. 30, 2020	Aug. 31, 2020	Oct. 31, 2020	Jul. 31, 2020	Feb. 29, 2020
Deferred Offering Costs [Line Items]
Deferred Offering Costs					$ 600	$ 4,596	$ 3,042
Issuance costs	$ 68		$ 600	$ 4,596
FollowOnOfferingMember
Deferred Offering Costs [Line Items]
Issuance costs		$ 532
Prepaid Expenses and Other Current Assets [Member]
Deferred Offering Costs [Line Items]
Deferred Offering Costs		$ 0	$ 0				$ 3,042